As filed with the Securities and Exchange Commission on November 20, 2014

Securities Act File No. 333-197679

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

SUNAMERICA INCOME FUNDS

(Exact Name of Registrant as Specified in the Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Gregory N. Bressler

General Counsel

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Title of securities being registered: Shares of beneficial interest. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

☒	It is proposed that this registration statement will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding exhibits. No other part of the Registration Statement is amended or superseded hereby.

SUNAMERICA INCOME FUNDS

This Post-Effective Amendment is being filed solely for the purpose of filing the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15. Indemnification

The following excerpts from Article V of the By-Laws of the Registrant contain relevant provisions relating to the indemnification obligations of the Registrant with respect to certain covered persons, including trustees, officers and employees of the Trust:

5.1. Indemnification. The Trust shall indemnify every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved or is threatened to become involved as a party or otherwise by virtue of his being or having been such a Covered Person and against amounts paid or incurred by him in settlement thereof.

The rights of indemnification herein provided shall be insured against by policies maintained by the Trust to the extent required by the Declaration, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

5.2. Disabling Conduct. Notwithstanding the provisions of Section 5.1, no Covered Person shall be entitled to indemnification for any liability to the Trust or its Shareholders with respect to any matter, unless there has been:

(a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“Indemnitee”) was not liable by reason of having engaged in willful malfeasance, bad faith, gross negligence or reckless disregard of duties (“Disabling Conduct”); or

(b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, made by either:

(i) a majority of a quorum of Trustees who are neither “interested persons” of the Trust, as defined in section 2(a)(19) of the 1940 Act, nor parties to the action, suit or proceeding (“Independent Non-Party Directors”); or

(ii) the then-current legal counsel to the Independent Directors or (ii) other legal counsel chosen by a majority of the Independent Directors (or if there are no Independent Directors with respect to the matter in question, by a majority of the Directors who are not “interested persons” of the Fund as defined in Section 2(a)(9) of the 1940 Act) and determined by them in their reasonable judgment to be independent, in a written opinion (“Independent Counsel”).

To the extent that any determination is required to be made as to whether a Covered Person engaged in Disabling Conduct, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the person or persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person engaged in Disabling Conduct.

5.3. Advancement of Fees. The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law if:

(a) the Trust receives a written undertaking by the Covered Person to reimburse the Trust if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met; and

(b) at least one of the following conditions has been met:

(i) the Covered Person has provided adequate security for his or her undertaking, or

(ii) the Trust has been insured against losses arising by reason of any lawful advances; or

(iii) a majority of a quorum of the Independent Non-Party Directors, or Independent Counsel in a written opinion has concluded, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Covered Person ultimately will be found entitled to indemnification.

5.4. Further Indemnification. Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.

5.5. Amendments and Modifications. In no event will any amendment, modification or change to the provisions of these Bylaws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Article V hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the Bylaws.

5.6. Reliance on Records and Experts. In addition to any provisions set forth in the Declaration, the Trustees may rely upon advice of counsel or other experts with respect to the meaning and operation of the Declaration, these By-Laws and their duties as Trustees thereunder, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. In discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent registered public accounting firm and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of any other party to any contract entered into by the Trust or its officers or Trustees. The appointment, designation or identification of a Trustee as chair of the Trustees, a member or chair of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that person any standard of care or liability that is greater than that imposed on that person as a Trustee in the absence of the appointment, designation or identification, and no Trustee who has special skills or expertise, or is appointed, designated or identified as aforesaid, shall be held to a higher standard of care by virtue thereof. In addition, no appointment, designation or identification of a Trustee as aforesaid shall affect in any way that Trustee’s rights or entitlement to indemnification or advancement of expenses. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

5.7. Definitions. As used in this Article V, the words “claim” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

In addition, each of the Independent Trustees has entered into an Indemnification Agreement with the Registrant. The Indemnification Agreement, among other things, seeks to preserve the current indemnification rights of each Independent Trustee, including with respect to advancement of expenses, even after such Independent Trustee no longer serves as a Trustee of the Registrant.

Item 16. Exhibits

(1)	(a)	Declaration of Trust, as amended. Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 27, 1995.

	(b)	Amendment to the Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 29, 2003.

	(c)	Amendment to the Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 29, 2003.

	(d)	Amendment to the Declaration of Trust. Incorporated herein by reference Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 27, 2004.

	(e)	Amendment to the Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 28, 2006.

	(f)	Certificate of Amendment to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File No. 33-06502) filed on July 28, 2014.

	(g)	Certificate of Amendment to Establishment and Designation of Shares of Beneficial Interest. Incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File No. 33-06502) filed on July 28, 2014.

	(h)	Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest. Incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File No. 33-06502) filed on July 28, 2014.

(2)	(a)	Amended and Restated By-Laws. Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 28, 2008.

	(b)	Amendment to the Amended and Restated By-Laws. Incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 29, 2009.

(3)		None.

(4)		Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Proxy Statement included in this Registration Statement).

(5)		Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (1) and (2) above.

(6)		Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management, LLC (formerly, SunAmerica Asset Management Corp.) (“SunAmerica”). Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on November 16, 2001.

(7)	(a)	Distribution Agreement. Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on May 28, 1999.

	(b)	Form of Selling Agreement. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 29, 2011.

(8)	(a)	Directors’/Trustees’ Retirement Plan. Incorporated herein by reference to Post-Effective Amendment No. 45 to the SunAmerica Equity Funds’ Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

	(b)	Amendment to Directors’/Trustees Retirement Plan. Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A (File No. 33-8021) of SunAmerica Equity Fund, filed on January 27, 2009.

(9)		Master Custodian Agreement between Registrant and State Street Bank and Trust. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 28, 2006.

(10)	(a)	Distribution Plan pursuant to Rule 12b-1 (Class A shares); Distribution Plan pursuant to Rule 12b-1 (Class B shares); Distribution Plan pursuant to Rule 12b-1 (Class C shares). Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 28, 2008.

	(b)	Amended and Restated Plan pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on May 28, 2010.

(11)		Opinion and consent of Bingham McCutchen LLP, special Massachusetts counsel for the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-197679) filed on July 28, 2014.

(12)		Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant.*

(13)	(a)	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 19, 1996.

	(b)	Service Agreement between Registrant and SunAmerica Fund Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 27, 1995.

	(c)	Amendment to Transfer Agency and Service Agreement dated July 5, 2006. Incorporated herein by reference to the SunAmerica Equity Fund’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

	(d)	Form of Indemnification Agreement between the Registrant and each Trustee who is not an interested person of the Registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (an “Independent Trustee”). Incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 29, 2009.

	(e)	Amended and Restated Expense Limitation Agreement by and among SunAmerica Specialty Series, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Series, Inc., SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica. Incorporated herein by reference to the Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File No. 33-6502) filed on July 28, 2014.

(14)	(a)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant. Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 33-6502) filed on August 27, 2014.

	(b)	Consent of Willkie Farr & Gallagher LLP. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-197679) filed on July 28, 2014.

(15)		None.

(16)		Power of Attorney. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-197679) filed on July 28, 2014.

(17)	(a)	Prospectus and Statement of Additional Information of SunAmerica Income Funds, with respect to each of the SunAmerica GNMA Fund and the SunAmerica U.S. Government Securities Fund, dated August 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File No. 33-06502) filed on July 28, 2014.

	(b)	Annual Report to Shareholders of SunAmerica Income Funds, with respect to each of the SunAmerica GNMA Fund and the SunAmerica U.S. Government Securities Fund, for the fiscal year ended March 31, 2014. Incorporated herein by reference to the Registrant’s Form N-CSR (File No. 811-04708) filed on June 6, 2014.

	(c)	Form of Proxy Card. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-197679) filed on July 28, 2014.

	(d)	Code of Ethics for the Registrant, SunAmerica and AIG Capital Services, Inc. (formerly, SunAmerica Capital Services, Inc.). Incorporated herein by reference to Post-Effective Amendment No. 67 to the SunAmerica Series, Inc.’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2012.

* Filed herewith.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

C-5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 20th day of November, 2014.

SUNAMERICA INCOME FUNDS (Registrant)

By:	/s/ John T. Genoy
John T. Genoy, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* (Peter A. Harbeck)	Trustee	November 20, 2014

/s/ Gregory R. Kingston (Gregory R. Kingston)	Treasurer (Principal Financial and Accounting Officer)	November 20, 2014

* (Stephen J. Gutman)	Trustee	November 20, 2014

* (William F. Devin)	Trustee	November 20, 2014

* (Dr. Judith L. Craven)	Trustee	November 20, 2014

/s/ John T. Genoy (John T. Genoy)	President (Principal Executive Officer)	November 20, 2014

* (Richard W. Grant)	Trustee	November 20, 2014

* (William J. Shea)	Trustee	November 20, 2014

*By:	/s/ Thomas D. Peeney	November 20, 2014
Thomas D. Peeney, Attorney-in-Fact

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

12	Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant.